Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2023
Summary of significant accounting policies
Going concern
2.1	Going concern

These condensed interim consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will be able to discharge its liabilities in the ordinary course of business. The Group had net profits of $ 2,077,468 for the six-month period ended 30 June 2023 ($161,619,569 for the six-month period ended 30 June 2022), accumulated losses of $ 330,485,312 as at 30 June 2023 ($ 332,562,780 as at 31 December 2022), positive operating cash flows of $ 2,242,715 for the six-month period ended 30 June 2023 (negative operating cash flows of $ 76,830,327 for the year ended 31 December 2022). Notwithstanding these results, Management believes there are no events or conditions that give rise to doubt the ability of the Group to continue as a going concern for a period of twelve months after the preparation of the consolidated financial statements.

The Group funded its operations primarily with proceeds from the issuance of Class A Ordinary Shares. On 31 March 2022, the Group received gross proceeds of $53.2 million and $111.5 million from the reverse recapitalization transaction and sale of shares to certain PIPE investors, respectively. During the year, the Group received additional gross proceeds of $28 million through issuance of Class A Ordinary Shares.

The Group initiated portfolio optimization plans throughout the year ended 31 December 2022 that shift focus to profitability and positive working capital, strengthening the Group’s financial position. As a result of these plans, the Group’s Board of Directors resolved to discontinue operations of non-profitable subsidiaries whose cash flows are unlikely to turn positive.

In January 2023, the Group finalized sale of Voltlines B.V for an amount of $ 5,000,000, which was used to settle the deferred purchase price owed to the original shareholders of the subsidiary.

In September 2023, the Group finalized the sale of Urbvan Mobility Ltd. for an amount of $ 12,000,000 ($9,600,000 net of selling costs) which was used to settle the Group’s liabilities and supporting the continuing operations’ growth. Further, throughout 2023, management has entered into a number of settlement agreements with the Group’s creditors. These agreements discharge the Group from a portion of the liabilities owed to the creditors. Those settlement agreements have further contributed to strengthening the Group’s financial position throughout 2023.

In addition to the above, management has performed a going concern assessment for a period of twelve months from the date of approval of these financial statements to assess whether conditions exist that raise substantial doubt regarding the Group’s ability to continue as a going concern. Management has used conservative assumptions in assessing the Group’s ability to continue as a going concern. Management has assumed growth rates through the twelve months following the issuance date of these consolidated financial statements based on (i) historical data, (ii) the operational results subsequent to the financial reporting date up to the date of the assessment, and (iii) sales projections and strategic operational expansion plans within existing markets. This assessment indicates that the Group has sufficient liquidity to settle liabilities as they become due for the next twelve months.

Based on the above facts, management believes that they will be successful in maintaining existing markets as self-sufficient, cash generating operational units with positive working capital and executing the planned strategy to meet working capital and capital expenditure requirements that may fall for the next twelve months after the approval of the consolidated financial statements. Further, management intends to utilize the proceeds from the sale of the subsidiaries in growth activities for the existing markets and expansions into potential new markets. across the Group. Based on this, management believes it remains appropriate to prepare these consolidated financial statements on a going concern basis.

Amended standards adopted by the Group
2.3	Amended standards adopted by the Group

A number of amended standards became applicable for the current reporting period. The Group did not have to change its accounting policies or make retrospective adjustments as a result of adopting these amended standards.